As filed with the Securities and Exchange Commission on October 13, 2017.

Registration Nos. 333-131683

811-21852

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 169	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 181	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Commodity Strategy Fund, Columbia Diversified Equity Income Fund, Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia High Yield Bond Fund, Columbia Mortgage Opportunities Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund, Columbia Seligman Communications and Information Fund, Columbia Small/Mid Cap Value Fund, Columbia U.S. Government Mortgage Fund and Multi-Manager Value Strategies Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,

COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration

Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 13th day of October, 2017.

COLUMBIA FUNDS SERIES TRUST II

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 13th day of October, 2017.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ William A. Hawkins* William A. Hawkins	Chair of the Board	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ George S. Batejan* George S. Batejan	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ John G. Taft* John G. Taft	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee

* By:	/s/ Joseph D’Alessandro
Name:	Joseph D’Alessandro**
Attorney-in-fact

**	Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016, and incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on May 27, 2016, and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated February 2, 2017 and incorporated by reference to Post-Effective Amendment No. 158 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 27, 2017.

SIGNATURES

CCSF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Commodity Strategy Fund, with respect only to information that specifically relates to CCSF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 13th day of October, 2016.

CCSF OFFSHORE FUND, LTD.

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
Director

This Amendment to the Registration Statement for Columbia Commodity Strategy Fund, with respect only to information that specifically relates to CCSF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 13th day of October, 2016.

Signature	Capacity

/s/ Amy K. Johnson* Amy K. Johnson	Director, CCSF Offshore Fund, Ltd.

/s/ Anthony P. Haugen* Anthony P. Haugen	Director, CCSF Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CCSF Offshore Fund, Ltd.

* By:	/s/ Joseph D’Alessandro
Name:	Joseph D’ Alessandro**
Attorney-in-fact

**	Executed by Joseph D’Alessandro on behalf of Amy K. Johnson and Anthony P. Haugen pursuant to Powers of Attorney, dated May 11, 2016, and incorporated by reference to Post-Effective Amendment No. 150 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibits (q)(4) and (q)(5), respectively), filed with the Commission on September 28, 2016.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase